Common stock	12 Months Ended
Mar. 31, 2017
Common stock

15. Common stock

The following table shows the changes in the number of issued shares of common stock during the fiscal years ended March 31, 2015, 2016 and 2017:

	2015	2016	2017
	(shares)
Balance at beginning of fiscal year	24,263,885,187	24,621,897,967	25,030,525,657
Issuance of new shares of common stock due to conversion of Eleventh series class XI preferred stock	351,822,780	403,667,690	349,677,288
Issuance of new shares of common stock due to exercise of stock acquisition rights	6,190,000	4,960,000	6,105,000

Balance at end of fiscal year	24,621,897,967	25,030,525,657	25,386,307,945